Significant Accounting Policies and Practices (Details) - Schedule of changes in marketable securities - Fair Value, Nonrecurring [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies and Practices (Details) - Schedule of changes in marketable securities [Line Items]
Balance beginning	$ 46,460		$ 62,733
Goodwill acquired in a business combination
Impairment of goodwill
Ending balance	$ 46,460	$ 46,460